Stock-based compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2011	Dec. 31, 2007
Class of Stock [Line Items]
Share-based compensation expense	$ 744,431
Share-based compensation expense	15,960,000	$ 16,121,000	$ 16,268,000
Unrecognized compensation expense	30,226
Nonemployees
Class of Stock [Line Items]
Share-based compensation expense	$ 691
Employees
Class of Stock [Line Items]
Options, granted	6,600	33,000	279,017
Stock options, vested date	July 1, 2023	May 1, 2022
Employee Stock Option #2
Class of Stock [Line Items]
Options, granted			5,381
Options, exercised			5,381
Employees #1
Class of Stock [Line Items]
Options, granted			16,667
Stock options, vested date			November 10, 2021
Employees #2
Class of Stock [Line Items]
Options, granted	6,600	33,000	16,666
Stock options, vested date	July 1, 2024	May 1, 2023	November 10, 2022
Employees #3
Class of Stock [Line Items]
Options, granted	6,800	34,000	33,334
Stock options, vested date	July 1, 2025	May 1, 2024	June 30, 2021
Employees #4
Class of Stock [Line Items]
Options, granted			33,333
Stock options, vested date			June 30, 2022
Employees #5
Class of Stock [Line Items]
Options, granted			33,333
Stock options, vested date			June 30, 2023
External Advisors
Class of Stock [Line Items]
Options, granted	6,521	23,042	33,563
Employees and Board Members
Class of Stock [Line Items]
Options, granted	3,864,188	1,883,544
Share-based compensation expense	$ 743,740
Employees and Board Members #2
Class of Stock [Line Items]
Options, granted	164,271	16,714
Options, exercised	164,271	16,714
External Advisors #2
Class of Stock [Line Items]
Options, granted		6,521
Options, exercised		6,521
Common Shares - Class B
Class of Stock [Line Items]
Stock options, number of allocated shares	4,054,980	2,029,821	467,617
Options, exercise price	$ 0.06	$ 0.71	$ 1.48
Options, exercised	312,828	78,944
Common Shares - Class A
Class of Stock [Line Items]
Stock options, number of allocated shares		9,818,000
Options, exercise price	$ 0.01	$ 0.01	$ 0
WISeKey SA
Class of Stock [Line Items]
Options, granted			16,323
Options, exercised			16,323
WISeKey SA | the "ESOP 1"
Class of Stock [Line Items]
Stock options, number of allocated shares					2,632,500
Options, exercise price					$ 0.01
WISeKey SA | the "ESOP 2"
Class of Stock [Line Items]
Stock options, number of allocated shares				16,698,300
Options, exercise price				$ 0.01